Note 18 - Research and Development Expenses	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Research and Development Expenses [Text Block]
18—RESEARCH
AND DEVELOPMENT EXPENSES

Research and development expenses consist of the following:

	2016	2015	2014
Gross research and development expenses	(4,577)	(3,308)	(3,728)
Research Tax Credit	511	448	518
Grants	198	170	278
Net Research and development expenses	(3,868)	(2,690)	(2,932)

In
2016
and in
2015
grants mainly consisted of European, national and regional grants for the development of innovative imaging solutions for the focal treatment of liver cancer (HECAM Development project).

In
2014,
grants mainly consisted of European, national and regional grants for the development of innovative imaging solutions for the focal treatment of prostate cancer.